VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.8%)

Education (4.6%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	280,000	249,880
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,036,360
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	543,040
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	443,354
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	362,128
Montana State Board of Regents 4.000% 11/15/2046 Callable @ 100.000 11/15/2031	755,000	646,159
		3,280,921
General Obligation (52.5%)
#City of Belgrade MT 5.000% 07/01/2031	280,000	305,029
#City of Belgrade MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	271,530
#City of Belgrade MT 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	381,139
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	546,869
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	498,575
City of Bozeman MT 5.000% 07/01/2025	220,000	230,111
City of Bozeman MT 5.000% 07/01/2026	235,000	248,957
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	227,851
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	242,191
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	869,261
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	196,513
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	484,892
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	493,428
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	503,062
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	425,330
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	391,570
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	710,794
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	273,771
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	216,570
Cascade County School District 5/5C Centerville 3.000% 07/01/2039 Callable @ 100.000 07/01/2031	365,000	285,667
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	479,333
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	925,490
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	604,625
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	584,384
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	462,838
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	592,894
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	440,740
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	256,200
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	801,521
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	715,954
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	527,815
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	554,079
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	779,712
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	614,435
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	260,939
Gallatin County School District No 7 Bozeman 4.000% 06/01/2023	325,000	326,427
Gallatin County School District No 7 Bozeman 4.000% 06/01/2027	250,000	257,192
Gallatin County School District No 7 Bozeman 4.000% 06/01/2028	400,000	413,280
Gallatin County School District No 7 Bozeman 4.000% 06/01/2029	1,000,000	1,032,020
Gallatin County School District No 7 Bozeman 4.000% 06/01/2030	570,000	589,460
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	417,930
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	572,913
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	338,483
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	278,168
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	539,010
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	531,980
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	529,135
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	250,160
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	253,910
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	503,370
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	756,330
State of Montana 4.000% 08/01/2023	385,000	388,450
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	870,022
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	488,659
State of Montana 5.000% 08/01/2030	500,000	554,075
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	236,840
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	910,777
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	332,078
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	763,811
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	230,385
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	228,382
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,849,868
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	314,046
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	520,534
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	267,580
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	453,294
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	222,453
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	516,695
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	584,016
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	279,304
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	375,682
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	831,652
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,045,380
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,550,445
		37,808,265
Health Care (15.3%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,036,500
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,027,540
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	976,519
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	1,533,540
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	509,170
Montana Facility Finance Authority 5.000% 01/01/2030	490,000	532,753
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	186,410
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,363,620
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,036,569
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	935,011
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	438,103
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	728,175
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	719,954
		11,023,864
Housing (4.3%)
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	55,000	54,951
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	220,000	220,090
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	75,000	75,031
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	100,000	100,045
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	80,000	80,330
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	80,000	80,793
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	220,000	221,903
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	130,000	131,158
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	189,141
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	770,000	713,990
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	501,796
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	350,000	297,038
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	475,000	450,129
		3,116,395
Other Revenue (9.6%)
City of Billings MT 5.500% 07/01/2026	130,000	128,618
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	483,140
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	856,746
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	714,232
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	371,247
Gallatin County Rural Improvement District 5.500% 07/01/2025	250,000	249,673
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	995,250
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	785,980
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	519,610
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	481,446
Madison County Rural Improvement District 5.500% 07/01/2025	10,000	9,968
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	993,840
City of Missoula MT 4.750% 07/01/2027	75,000	73,825
City of Missoula MT 6.000% 07/01/2030	160,000	156,750
City of Missoula MT 5.125% 07/01/2026	105,000	105,101
		6,925,426
Pre-Refunded (5.0%)
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	500,000	500,215
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	510,290
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	244,099
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	530,203
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,027,760
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	363,720
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	453,944
		3,630,231
Transportation (1.9%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	843,166
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	97,834
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	101,670
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	330,000	321,687
		1,364,357
Utilities (4.6%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	278,379
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,260,850
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	216,378
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	226,339
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	255,770
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	254,272
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	253,528
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	584,784
		3,330,300

TOTAL MUNICPAL BONDS (COST: $76,401,606)		$70,479,759

OTHER ASSETS LESS LIABILITIES (2.2%)		$1,613,801

NET ASSETS (100.0%)		$72,093,560

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of October 31, 2022.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for Montana
Investments at cost	$76,401,606
Unrealized appreciation	$21,648
Unrealized depreciation	($5,943,495)
Net unrealized appreciation (depreciation)*	($5,921,847)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$70,479,759	$0	$70,479,759
Total	$0	$70,479,759	$0	$70,479,759